DaimlerChrysler Financial Services Americas LLC
                               27777 Inkster Road
                        Farmington Hills, Michigan 48034

                                                   November 4, 2005

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Ladies and Gentlemen:

         Re:  Registration Statement on Form S-3, Bearing
         Registration No. 333-127963 (the "Registration Statement") Registering Asset Backed Notes to be issued from time to time by DaimlerChrysler Auto Trusts (DaimlerChrysler
         Financial Services Americas LLC, as Seller)
         -------------------------------------------

         We transmit herewith for filing, pursuant to Rule 415 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 1 (the "Amendment") to the Registration Statement related to the registration under the Securities Act of 1933 of $4 billion initial aggregate principal amount of Asset Backed Securities (the "Securities") to be issued from time to time by DaimlerChrysler Auto Trusts (the "Trusts") to be formed from time to time by DaimlerChrysler Financial Services Americas LLC.

         The purpose of the Amendment is to file a base prospectus and prospectus supplement as part of the Registration Statement that are in compliance with the final rules pertaining to Regulation AB as adopted by the Securities and Exchange Commission in Release Nos. 33-8518 and 34-50905.

         If additional information is required, please do not hesitate to contact me at (248) 512-3990 or Ren Martin, Esq. at Sidley Austin Brown & Wood LLP at (212) 839-5319.

                                              Very truly yours,

                                              /s/Byron C. Babbish

                                              Byron C. Babbish
                                              Assistant Secretary

Enclosures